Advances from Officer (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Aggregate cash advances		$ 64,000	$ 64,000
Aggregate repayments		$ 60,000	$ 64,000